Share reserve - Summary of Share And Capital Reserve Under Options Schemes (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Beginning of financial year	$ 17,692	$ 18,658
End of financial year	11,215	17,692
Employee Share Grant And Options Schemes [Member]
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Value of employee services	5,678	3,856
Shares issued	(9,704)	(6,490)
Non Executive Director Share Grant And Options Schemes [Member]
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Value of employee services	541	1,848
Shares issued	$ (2,992)	$ (180)